Label	Element	Value
GREEN CENTURY BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GREEN CENTURY BALANCED FUND SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Green Century Balanced Fund seeks capital growth and income from a diversified portfolio of stocks and bonds which meet Green Century’s standards for corporate environmental responsibility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If you invest in shares of the Fund through an investment professional or financial intermediary, that investment professional or financial intermediary may charge you a commission in an amount determined and separately disclosed to you by that investment professional or financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. This example assumes that: (1) you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods; (2) your investment has a 5%

return each year; and (3) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in the stocks and bonds of environmentally responsible and sustainable U.S. companies, many of which also make positive environmental contributions. There is no predetermined percentage of assets allocated to either stocks or bonds, although the Fund will generally invest at least 25% of its net assets in bonds and may not invest more than 75% of its net assets in stocks.

The Fund seeks to promote environmentally responsible corporate behavior, a cleaner environment and a sustainable economy by investing its assets in companies that the Fund’s Adviser, Green Century Capital Management, believes are environmentally responsible and sustainable. Green Century applies rigorous selection criteria to identify such companies, which may include, but are not limited to, those that:

•	Demonstrate a commitment to preserving and enhancing the environment as evidenced by the products they make and the services they provide
•	Strive to achieve clean environmental records and openly disclose their policies and performance on critical environmental criteria
•	Make positive contributions toward actively promoting a healthier environmental future, including companies that produce renewable energy products and those that offer effective remedies for existing environmental problems
•	Respond positively to shareholder advocacy on environmental issues
Green Century believes that well-managed environmentally responsible companies minimize their environmental risks, allowing them to enjoy competitive advantages from cost reductions, quality improvements, profitability enhancements and access to expanding and new growth markets. Further, Green Century believes that companies that are responsible towards the environment are more likely to act ethically and maintain the trust of their shareholders.
Green Century believes that certain industries impose onerous costs on society and the planet; thus at various times the Fund may not be invested in any companies in industries Green Century believes threaten a sustainable global environment. The Balanced Fund does not intend to invest in companies that explore for, extract, produce, manufacture or refine coal, oil or gas or produce or transmit electricity derived from fossil fuels or transmit natural gas or have material carbon reserves. The Fund does not intend to invest in a company primarily engaged in the production of nuclear energy or the manufacture of nuclear equipment to produce nuclear energy or nuclear weapons, in the belief that these products are unacceptably threatening to a sustainable global environment. The Fund does not intend to invest in a company primarily engaged in the manufacture of tobacco products, a major contributor to indoor air pollution and environmental health problems. The Fund also does not intend to invest in companies that have a significant business involvement in genetically modified organisms (GMOs), firearms, military weapons or factory farms.
The Fund may invest in growth and value stocks of any market capitalization. The Fund may be more heavily weighted in growth stocks. The Fund’s Subadviser uses quantitative measurements in combination with in-house and third-party research to analyze the stocks of companies identified using Green Century’s environmental criteria, and includes in the Fund’s portfolio those companies that appear to possess superior earnings growth prospects and whose stock prices, in the Subadviser’s opinion, do not accurately reflect the companies’ value. The Subadviser’s in-house research consists of an internally generated analysis using its proprietary investment process. Third-party information providers for both financial and ESG data currently include Bloomberg, L.P., MSCI Inc. and FactSet. The Subadviser may sell a stock in the Fund’s portfolio, if, among other reasons, the company no longer meets the Fund’s environmental standards or the stock no longer meets the Fund’s investment criteria or becomes overvalued relative to the long-term expectation for its stock price.
The bonds the Fund invests in may be of any maturity. While the Fund’s fixed income investments will be primarily invested in investment grade bonds, the Fund may invest up to 35% of its net assets in high yield, below investment grade bonds, commonly known as “junk bonds.” While the Fund’s fixed income investments consist primarily of corporate bonds, the Fund may also invest in U.S. government agency obligations, municipal securities and mortgage-related securities.
In general, fixed income securities are included in the Fund’s portfolio to balance or offset risks associated with the Fund’s investment in stocks. Fixed income investments are evaluated using the Fund’s environmental criteria. Issuer-specific financial evaluation of fixed income investments focuses on an issuer’s cash flow, interest rate coverage, and other measures of its ability to meet its future income and principal repayment commitments. In addition, each fixed income investment is evaluated with respect to its credit quality and its overall exposure to interest rate risk.
The Fund may invest up to 30% of its assets in equity and debt securities of non-U.S. issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will achieve its objective. The following is a summary description of certain risks of investing in the Fund:

Market Risk.    The market prices of securities, or other assets held by the Fund may fall, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, market disruptions caused by tariffs, trade disputes or other factors or adverse investor sentiment. If the market prices of the fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Changes in market conditions will not typically have the same impact on all types of securities. The market prices of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to major cybersecurity events; geopolitical events (including wars and terror attacks); measures to address budget deficits; downgrading of sovereign debt; changes in oil and commodity prices; dramatic changes in currency exchange rates; global pandemics; and public sentiment. U.S. and non-U.S. governments and central banks have provided significant support to financial markets, including by keeping interest rates at historically low levels. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or decreases, or or contrary actions by different governments could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation and these and other events affecting global markets, such as the United Kingdom’s exit from the European Union (or Brexit), may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.
Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.
The global pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. Rates of inflation have recently risen. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures may not be known for some time. The consequences of high public debt, including its future impact on the economy and the securities markets, likewise may not be known for some time.
Environmentally Responsible Investing Risk.    The Fund’s environmental criteria limit the available investments compared with funds with no such criteria. Under certain economic conditions, this could cause the Fund’s investment performance to be worse or better than similar funds with no such criteria.
Portfolio Selection Risk.    The Subadviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect, or there may be imperfections, errors or limitations in the models, tools and information used by the Subadviser.
Equity Securities Risk.    The Fund is heavily invested in stocks. Like all funds invested in stocks, the Fund’s share price will fluctuate daily depending on the performance of the companies that comprise the Fund’s investments, the general market and the economy overall. After you invest, the value of your shares may be less than what you paid for them.
Small- and Mid-Cap Companies Risk.    The Fund may be invested in small- and mid-cap companies which involve greater risk than investing in the stocks of larger, more established companies. Small- and mid-cap companies may lack the management experience, financial resources and product diversification of large companies and the frequency and volume of their trading may be less than that of larger companies. Therefore, securities of small- and mid-cap companies may be subject to wider and more erratic price fluctuations.
Interest Rate Risk.    The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. When interest rates rise, the value of fixed income securities, and therefore the value of your investment in the Fund, generally goes down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. During periods of rising interest rates, the average life of certain types of fixed income securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (a measure of the underlying portfolio’s price sensitivity to changes in prevailing interest rates) and reduce the value of the security. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, the value of the security will generally go down. When interest rates decline, investments made by the Fund may pay a lower interest rate, which would reduce income received and distributed by the Fund. Also, when interest rates go down, the Fund’s yield will decline. During periods of declining interest rates, the issuer of a fixed income security (or borrowers in a pool of loans) may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. The Fund also may lose any premium it paid on the security. In recent years interest rates and credit spreads in the U.S. have been at historical lows, which means there is more risk that they may go up.
Credit Risk.    If an issuer or guarantor of a fixed income security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, becomes insolvent or files for bankruptcy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Changes in actual or perceived creditworthiness may occur quickly. The fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
LIBOR Risk.    The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate). In 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and LIBOR’s administrator, ICE Benchmark Administration (“IBA”), have announced that most LIBOR rates will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that the FCA may compel the IBA to publish a subset of LIBOR settings after these dates on a “synthetic” basis, but any such publications would be considered non‑representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund, issuers of instruments in which the Fund invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the fund or fund’s investments cannot yet be determined.
High Yield or “Junk” Bond Risk.    Debt securities that are below investment grade, “junk bonds,” are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.
U.S. Government Agency Obligations Risk.    Government sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government sponsored entities in the future.
Municipal Securities Risk.    The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from those projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Financial difficulties of municipal issuers may continue or worsen.
Mortgage-Related Securities Risk.    The value of mortgage-related securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments issued by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
Risks of Non-U.S. Investments.    Investing in non-U.S. issuers or in securities of U.S. issuers with significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the Fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, reduction of government or central bank support, inadequate accounting standards, tariffs, tax dispute or other tax burdens, natural disasters, terrorism and investment and repatriation restrictions. The United Kingdom’s exit from the European Union (or Brexit) will likely result in increased volatility, illiquidity and potentially lower economic growth in affected markets, which will adversely affect the Fund’s investments. Emerging market economies tend to be less diversified than those of more developed countries. They typically have fewer medical and economic resources than more developed countries and thus they may be less able to control or mitigate the effects of a pandemic.
Market Sector Risk.    The Fund may hold a large percentage of securities in a single market sector. To the extent the Fund holds a large percentage of securities in a single sector, its performance will be tied closely to and affected by the performance of that sector, and the Fund will be subject to a greater degree to any market price movements, regulatory or technological change, economic conditions or other developments or risks affecting such market sector than a fund without the same focus.
•	Financial Sector Risk. Issuers in the financial sector, such as banks, insurance companies and broker-dealers, may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.
•	Technology Sector Risk. Securities in the technology sector, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are generally subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions.
Liquidity Risk.    Liquidity risk exists when particular investments are difficult to purchase or sell. When the Fund holds these types of investments, the Fund’s portfolio may be more difficult to value, especially during periods of market turmoil or due to adverse changes in the conditions of a particular issuer. Markets may become illiquid when there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities or when dealer market-making capacity is otherwise reduced. During times of market turmoil, there have been, and may be, no buyers for securities in entire asset classes, including U.S. Treasury securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. When the Fund holds illiquid investments, the Fund may be harder to value, especially in changing markets. Investments by the Fund in derivatives, below investment grade securities, foreign securities, and corporate loans tend to involve greater liquidity risk. If the Fund is forced to sell or unwind these investments to meet redemptions or for other cash needs or try to limit losses, the Fund may suffer a substantial loss or may not be able to sell at all. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities, may be unable to achieve its desired level of exposure to certain sectors. Further, certain securities, once sold, may not settle for an extended period. The Fund will not receive its sales proceeds until that time, which may constrain the Fund’s ability to meet its obligations (including obligations to redeeming shareholders).
Valuation Risk.    The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.
Redemption Risk.    The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the Fund could hurt performance and/or cause the remaining shareholders in the Fund to lose money. Further, if one decision maker has control of Fund shares owned by separate Fund shareholders, including clients or affiliates of the Fund’s adviser, redemptions by these shareholders may further increase the Fund’s redemption risk. If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline.
Cybersecurity Risk.    Cybersecurity failures by or breaches of the Fund’s adviser, subadviser, transfer agent, distributor, custodian, fund accounting agent or other service providers may disrupt Fund operations, interfere with the Fund’s ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions, cause loss of or unauthorized access to private shareholder information, and result in financial losses to the fund and its shareholders, regulatory fines, penalties, reputational damage, or additional compliance costs. Substantial costs may be incurred in order to prevent any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.
These and other risks are discussed in more detail in “Additional Information About the Funds’ Investment Objectives, Strategies and Risks” in this Prospectus and in the Statement of Additional Information.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the average annual total return table below provide some indication of the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart shows changes in the performance of the Individual Investor Class of the Fund from year to year. The table shows how the average annual total returns of each class of the Fund for 1, 5 and 10 year periods compare with the returns of broad measures of market performance, including the S&P 500 Index and the Custom Balanced Index (the Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year U.S. Corporate & Government Index). The table also compares the performance of each class of the Fund to the Lipper Balanced Fund Index, a universe of mutual funds with investment objectives similar to that of the Fund.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website, www.greencentury.com/fund-performance/, or by calling 1-800-934-7336.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the average annual total return table below provide some indication of the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart shows changes in the performance of the Individual Investor Class of the Fund from year to year. The table shows how the average annual total returns of each class of the Fund for 1, 5 and 10 year periods compare with the returns of broad measures of market performance, including the S&P 500 Index and the Custom Balanced Index (the Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year U.S. Corporate & Government Index).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table also compares the performance of each class of the Fund to the Lipper Balanced Fund Index, a universe of mutual funds with investment objectives similar to that of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-934-7336
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greencentury.com/fund-performance/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Years Ended December 31 Green Century Balanced Fund – Individual Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown, the Fund’s Individual Investor Class best quarterly performance was 14.28%, for the quarter ended 6/30/20. The Fund’s Individual Investor Class worst quarterly performance was -12.74%, for the quarter ended 3/31/20.
As of September 30, 2021, the year-to-date return for the Fund’s Individual Investor Class was 9.83%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for the Individual Investor Class of the Fund and the after-tax returns for the Institutional Class of the Fund will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Institutional Shares were offered as of November 28, 2020. The Institutional Class performance prior to November 28, 2020 reflects the performance of the Fund’s Individual Investor Class. The after-tax returns are shown for the Individual Investor Class of the Fund and the after-tax returns for the Institutional Class of the Fund will vary. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

GREEN CENTURY BALANCED FUND | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of an amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Wire Redemption Fee (if such services are requested)	gcf_WireRedemptionFeeIfSuchServicesAreRequested	$ 10
Overnight Delivery Fee (if such services are requested)	gcf_OvernightDeliveryFeeIfSuchServicesAreRequested	$ 15
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Fees	rr_Component1OtherExpensesOverAssets	0.83%
Other Fees	rr_Component2OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
1 Year	rr_ExpenseExampleYear01	$ 149
3 Years	rr_ExpenseExampleYear03	462
5 Years	rr_ExpenseExampleYear05	797
10 Years	rr_ExpenseExampleYear10	$ 1,746
2011	rr_AnnualReturn2011	(0.08%)
2012	rr_AnnualReturn2012	13.29%
2013	rr_AnnualReturn2013	23.67%
2014	rr_AnnualReturn2014	7.20%
2015	rr_AnnualReturn2015	(1.35%)
2016	rr_AnnualReturn2016	5.39%
2017	rr_AnnualReturn2017	12.78%
2018	rr_AnnualReturn2018	(2.14%)
2019	rr_AnnualReturn2019	20.91%
2020	rr_AnnualReturn2020	15.95%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarterly performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.74%)
1 Year	rr_AverageAnnualReturnYear01	15.95%
5 Years	rr_AverageAnnualReturnYear05	10.27%
10 Years	rr_AverageAnnualReturnYear10	9.21%
Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 1992
GREEN CENTURY BALANCED FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of an amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Wire Redemption Fee (if such services are requested)	gcf_WireRedemptionFeeIfSuchServicesAreRequested	$ 10
Overnight Delivery Fee (if such services are requested)	gcf_OvernightDeliveryFeeIfSuchServicesAreRequested	$ 15
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Fees	rr_Component1OtherExpensesOverAssets	0.53%
Other Fees	rr_Component2OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	$ 118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	$ 1,409
1 Year	rr_AverageAnnualReturnYear01	16.02%
5 Years	rr_AverageAnnualReturnYear05	10.29%
10 Years	rr_AverageAnnualReturnYear10	9.22%
Since Inception	rr_AverageAnnualReturnSinceInception	7.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 1992
GREEN CENTURY BALANCED FUND | Return after taxes on distributions | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.98%
5 Years	rr_AverageAnnualReturnYear05	9.66%
10 Years	rr_AverageAnnualReturnYear10	8.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 1992
GREEN CENTURY BALANCED FUND | Return after taxes on distributions and sale of Fund shares | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.12%
5 Years	rr_AverageAnnualReturnYear05	8.04%
10 Years	rr_AverageAnnualReturnYear10	7.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 1992
GREEN CENTURY BALANCED FUND | Custom Balanced Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	10.64%
10 Years	rr_AverageAnnualReturnYear10	9.61%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 1992
GREEN CENTURY BALANCED FUND | Lipper Balanced Fund Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.43%
5 Years	rr_AverageAnnualReturnYear05	9.60%
10 Years	rr_AverageAnnualReturnYear10	8.28%
Since Inception	rr_AverageAnnualReturnSinceInception	7.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 1992
GREEN CENTURY BALANCED FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Since Inception	rr_AverageAnnualReturnSinceInception	10.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 1992